Other non-current assets (Details Narrative) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Lease term	48 months
ROU asset and current lease liability	€ 1,158
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets - related party	€ 3,350	€ 3,350	€ 3,350